Shareholder Report, Holdings (Details)	Jun. 30, 2024
Mairs & Power Growth Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Mairs & Power Growth Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Mairs & Power Growth Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Mairs & Power Growth Fund | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Mairs & Power Growth Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Mairs & Power Growth Fund | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Mairs & Power Growth Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Mairs & Power Growth Fund | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Mairs & Power Growth Fund | Graco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Mairs & Power Growth Fund | Toro Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Mairs & Power Growth Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Mairs & Power Growth Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Mairs & Power Growth Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Mairs & Power Growth Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Mairs & Power Growth Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Mairs & Power Growth Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Mairs & Power Growth Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Mairs & Power Growth Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mairs & Power Growth Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mairs & Power Growth Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Mairs & Power Growth Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Mairs & Power Growth Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Mairs & Power Growth Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Mairs & Power Balanced Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mairs & Power Balanced Fund | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mairs & Power Balanced Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Mairs & Power Balanced Fund | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Mairs & Power Balanced Fund | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mairs & Power Balanced Fund | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Mairs & Power Balanced Fund | Toro Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Mairs & Power Balanced Fund | Ecolab, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Mairs & Power Balanced Fund | Motorola Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Mairs & Power Balanced Fund | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Mairs & Power Balanced Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Mairs & Power Balanced Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Mairs & Power Balanced Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Mairs & Power Balanced Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Mairs & Power Balanced Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Mairs & Power Balanced Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Mairs & Power Balanced Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Mairs & Power Balanced Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Mairs & Power Balanced Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mairs & Power Balanced Fund | Cash & Other_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Mairs & Power Balanced Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
Mairs & Power Balanced Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Mairs & Power Balanced Fund | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Mairs & Power Balanced Fund | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Mairs & Power Balanced Fund | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Mairs & Power Balanced Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mairs & Power Balanced Fund | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Mairs & Power Balanced Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Mairs & Power Small Cap Fund | Caseys General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Mairs & Power Small Cap Fund | AAR Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mairs & Power Small Cap Fund | Altair Engineering, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mairs & Power Small Cap Fund | Hub Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mairs & Power Small Cap Fund | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mairs & Power Small Cap Fund | Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mairs & Power Small Cap Fund | Littelfuse, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mairs & Power Small Cap Fund | HB Fuller Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mairs & Power Small Cap Fund | John Bean Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mairs & Power Small Cap Fund | AZEK Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Mairs & Power Small Cap Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Mairs & Power Small Cap Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Mairs & Power Small Cap Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Mairs & Power Small Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Mairs & Power Small Cap Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Mairs & Power Small Cap Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Mairs & Power Small Cap Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Mairs & Power Small Cap Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mairs & Power Small Cap Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Mairs & Power Small Cap Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Mairs & Power Small Cap Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Mairs & Power Small Cap Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Mairs & Power Minnesota Municipal Bond ETF | State of Minnesota [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Mairs & Power Minnesota Municipal Bond ETF | Anoka-Hennepin Independent School District No 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mairs & Power Minnesota Municipal Bond ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mairs & Power Minnesota Municipal Bond ETF | Minnesota Higher Education Facilities Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mairs & Power Minnesota Municipal Bond ETF | Housing & Redevelopment Authority of The City of St Paul Minnesota [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mairs & Power Minnesota Municipal Bond ETF | Forest Lake Independent School District No 831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mairs & Power Minnesota Municipal Bond ETF | St Paul Independent School District No 625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mairs & Power Minnesota Municipal Bond ETF | University of Minnesota [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mairs & Power Minnesota Municipal Bond ETF | County of Wright MN [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Mairs & Power Minnesota Municipal Bond ETF | Minneapolis-St Paul Metropolitan Airports Commission [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Mairs & Power Minnesota Municipal Bond ETF | AAA
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Mairs & Power Minnesota Municipal Bond ETF | AA
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Mairs & Power Minnesota Municipal Bond ETF | A
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Mairs & Power Minnesota Municipal Bond ETF | BBB & Lower
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Mairs & Power Minnesota Municipal Bond ETF | Unrated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Mairs & Power Minnesota Municipal Bond ETF | Cash & Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Mairs & Power Minnesota Municipal Bond ETF | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Mairs & Power Minnesota Municipal Bond ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Mairs & Power Minnesota Municipal Bond ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)